Convertible Debentures - Narrative (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debenture		$ 0	$ 91,635	[1]
Amount outstanding		$ 42,493	$ 38,249		$ 38,224
Share Capital
Disclosure of detailed information about borrowings [line items]
Shares issued for convertible debenture repurchases (in shares)	[2]		7,259,329

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).
[2]	Comparative information has been adjusted due to 1:10 reverse stock split.